INTANGIBLE ASSETS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
INTANGIBLE ASSETS
Less: Accumulated amortization		¥ (1,804)			¥ (2,423)
Total		4,751		$ 655	4,503
Amortization expense of intangible assets	¥ 623	617	¥ 698
Estimated amortization expenses
2019					665
2020					664
2021					664
2022					664
2023					658
Thereafter					1,188
Purchased software
INTANGIBLE ASSETS
Intangible assets		¥ 6,555			¥ 6,926